Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income before income tax	R$ 1,544,109	R$ 640,728	R$ 575,507
Adjustments to reconcile income before income taxes
Depreciation of property, equipment and right-of-use assets	53,080	24,470	9,338
Amortization of intangible assets	37,630	28,318	18,065
Loss on write-off of property, equipment and intangible assets	11,245	19,915	4,491
Expected credit losses on accounts receivable and other financial assets	9,410	8,220	4,347
Provision/(reversal) for contingencies	(1,601)	7,897	3,531
Net foreign exchange differences	3,636	(25,832)	36,271
Grant of share-based plan	5,371
Interest accrued	86,862	64,330	8,134
Changes in assets and liabilities
Securities (assets and liabilities)	(20,188,931)	(2,929,021)	(958,894)
Derivative financial instruments (assets and liabilities)	825,719	(492,024)	(209,030)
Securities trading and intermediation (assets and liabilities)	4,201,246	1,969,621	1,036,957
Securities purchased under agreements to resell	(2,919,480)	(5,635,630)	262,377
Accounts receivable	(243,893)	(92,809)	(70,589)
Prepaid expenses	7,040	(31,380)	(19,565)
Other assets	(14,548)	(58,964)	(7,917)
Securities sold under repurchase agreements	8,997,713	6,126,676	(258,118)
Accounts payable	132,235	63,000	3,163
Social and statutory obligations	241,033	81,253	62,274
Tax and social security obligations	(9,223)	4,463	(2,459)
Private pension liabilities	3,743,031	16,059
Other liabilities	98,497	14,524	(8,901)
Cash from operations	(3,379,819)	(196,186)	488,982
Income tax paid	(402,574)	(202,443)	(219,446)
Contingencies paid	(3,172)	(3,933)	(7,169)
Interest paid	(28,427)	(54,185)
Net cash flows from (used in) operating activities	(3,813,992)	(456,747)	262,367
Investment activities
Acquisition of intangible assets	(88,949)	(53,517)	(20,627)
Acquisition of property and equipment	(72,499)	(83,149)	(30,369)
Acquisition of subsidiaries, net of cash acquired		(10,413)	(404,631)
Net cash flows used in investing activities	(161,448)	(147,079)	(455,627)
Financing activities
Proceeds from borrowings		325,370	826,000
Payments of borrowings and lease liabilities	(123,332)	(689,634)
Proceeds from issuance of debentures	400,000	400,000
Payments of debentures	(11,815)
Dividends paid to owners of the parent	(500,000)	(325,000)	(189,998)
Proceeds from capital contributions, net	4,482,002	673,294
Net subscriptions received (redemptions paid)—non-controlling interests			(45,550)
Transactions with non-controlling interests	(1,855)	146	(2,078)
Dividends paid to non-controlling interests	(11,143)	(4,090)	(3,858)
Net cash flows from financing activities	4,233,857	380,086	584,516
Net increase (decrease) in cash and cash equivalents	258,417	(223,740)	391,255
Cash and cash equivalents at the beginning of the fiscal year	626,863	835,493	440,128
Effects of exchange rate changes on cash and cash equivalents	2,516	15,110	4,110
Cash and cash equivalents at the end of the fiscal year	887,796	626,863	835,493
Cash	109,922	68,407	153,218
Securities purchased under agreements to resell	654,057	488,809	420,958
Interbank certificate deposits	R$ 123,817	R$ 69,647	R$ 261,317